Schedule of trade accounts receivable by credit ratings (Details)		Sep. 30, 2021	Dec. 31, 2020
1 Minimum risk
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Credit rating		67.84%	67.52%
2 Low risk
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Credit rating		23.79%	20.08%
3 Moderate risk
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Credit rating		6.95%	10.43%
4 High risk
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Credit rating		0.98%	1.10%
5 Very high risk
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Credit rating	[1]	0.45%	0.86%

[1]	Most clients in this group are inactive and the respective accounts are in the process of collection actions in the courts. Clients in this group that are still active buy from Braskem and pay in advance.